Nature of Business and Summary of Significant Accounting Policies (Details) - Significant Changes in Contract Asset and Contract Liability - Unique Logistics International, Inc. [Member] - USD ($)	9 Months Ended		12 Months Ended
	Feb. 28, 2023	Feb. 28, 2022	May 31, 2022	May 31, 2021
Condensed Cash Flow Statements, Captions [Line Items]
Contract Assets Increase (Decrease), reclassification of the beginning contract liabilities to revenue, as the result of performance obligation satisfied
Contract Liabilities (Increase) Decrease, reclassification of the beginning contract liabilities to revenue, as the result of performance obligation satisfied	468,209
Contract Assets Increase (Decrease), cash Received in advance and not recognized as revenue
Contract Liabilities (Increase) Decrease, cash Received in advance and not recognized as revenue	(358,365)		468,209
Contract Assets Increase (Decrease), reclassification of the beginning contract assets to receivables, as the result of rights to consideration becoming unconditional	(39,978,761)		(10,491,045)
Contract Liabilities (Increase) Decrease, reclassification of the beginning contract assets to receivables, as the result of rights to consideration becoming unconditional
Contract Assets Increase (Decrease), contract assets recognized	12,867,742		18,038,312
Contract Liabilities (Increase) Decrease, contract assets recognized
Contract Assets Increase (Decrease), net Change	(27,111,019)	$ 12,706,657	7,547,267	$ 18,586,306
Contract Liabilities (Increase) Decrease, net Change	$ (109,844)	$ 10,403,335	$ 468,209